Financial Instruments by Category - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Financial Instruments by Category
Schedule of financial instruments by category
	Fair Value Hierarchy	December 31, 2020	December 31, 2019
Assets - Amortized cost
Cash and cash equivalents	1	311,156	43,287
Marketable securities	1	491,102	-
Trade receivables	2	492,234	388,847
Other receivables	2	124	1,735
Related parties – other receivables	2	2,070	39,946
		1,296,686	473,815

Liabilities - Amortized cost
Bonds and financing	2	793,341	1,640,947
Lease liabilities	2	173,103	153,714
Reverse Factoring	2	110,513	94,930
Suppliers -related Parties	2	-	207,174
Accounts payable for business combination	2	48,055	10,941
Other liabilities - related parties	2	135,307	47,603
Loans from related parties	2	20,884	29,192
		1,281,203	2,184,501

Somos - Anglo (Predecessor)
Financial Instruments by Category
Schedule of financial instruments by category
	Fair Value Hierarchy	As of December 31, 2017	As of January 01, 2017
Assets - Loans and receivables
Cash and cash equivalents	1	165,689	82,792
Trade receivables	2	238,492	235,719
Other receivables	2	6,342	3,524
		410,523	322,035
Liabilities – Other financial liabilities
Bonds and financing	2	1,207,164	483,731
Suppliers	2	128,830	122,403
Accounts payable for business combination	2	10,203	—
Reverse factoring	2	99,685	98,320
Suppliers with related parties	2	231,190	226,887
		1,677,072	931,341